Cover Page	9 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	LIONSGATE STUDIOS HOLDING CORP.
Entity Central Index Key	0002052959
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Primary SIC Number	7812
Contact Personnel Name	Bruce Tobey
Amendment Description	Explanatory Note This Amendment No. 1 to the Registrant’s Registration Statement on Form S-1 (File No. 333-286041) is being re-filed to include certain pages that were excluded from the original filing as a result of a printer error.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
City Area Code	877
Local Phone Number	848-3866
Entity Address, Postal Zip Code	90404